Earnings per share - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Profit	$ 11,510	$ 16,586
Basic, number of shares (in shares)	17,646	18,666
Effect of dilutive potential ordinary shares (in shares)	126	120
Diluted, number of shares (in shares)	17,772	18,786
Basic, amount per share (in dollars per share)	$ 0.65	$ 0.89
Diluted, amount per share (in dollars per share)	$ 0.65	$ 0.88